Schedule of Property Plant and Equipment Net (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment [abstract]
Plant and equipment - at cost	$ 4,212,843	$ 4,206,168	$ 3,854,410
Less: Accumulated depreciation	(1,397,602)	(1,180,998)	(735,602)
Total	$ 2,815,241	$ 3,025,170	$ 3,118,808	$ 2,370,972